INTANGIBLE ASSETS, NET (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Intangible assets
Intangible assets, gross	¥ 1,657,682	¥ 967,882
Less: accumulated amortization	(375,046)	(182,560)
Intangible assets, net	1,282,636	785,322
Amortization of intangible assets	192,486	68,688	¥ 58,312
Estimated future amortization expense
2022	235,290
2023	233,748
2024	226,890
2025	212,577
2026	206,387
Thereafter	167,744
Customer relationships
Intangible assets
Intangible assets, gross	1,641,900	952,100
Licenses
Intangible assets
Intangible assets, gross	¥ 15,782	¥ 15,782